UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23360

(Investment Company Act file number)

Broadstone Real Estate Access Fund

(Exact name of registrant as specified in charter)

800 Clinton Square

Rochester, New York 14604

(Address of principal executive offices) (Zip code)

(585) 287-6500

(Registrant's telephone number)

Christopher J. Czarnecki

c/o Broadstone Asset Management, LLC

Chief Executive Officer

800 Clinton Square

Rochester, New York 14604

Tel: (585)287-6500

Fax: (585) 287-6505

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: April 1, 2019 – June 30, 2019

Item 1. Schedule of Investments.

Broadstone Real Estate Access Fund

Portfolio of Investments

June 30, 2019 (Unaudited)

	Shares	Value (Note 2)
PRIVATE REAL ESTATE SECURITIES (57.39%)
CBRE U.S. Core Partners, LP	2,825,857	$4,063,048
Clarion Lion Properties Fund	1,336	2,036,241
Sentinel Real Estate Fund	46	4,057,985
TCM CRE Credit Fund	5,990	6,000,592
USAA US Government Building Fund	N/A	4,944,214
TOTAL PRIVATE REAL ESTATE SECURITIES (Cost $21,000,000)		21,102,080

PUBLIC EQUITY REAL ESTATE SECURITIES (68.91%)(a)
Acadia Realty Trust	16,400	448,868
Agree Realty Corp.	9,200	589,260
American Assets Trust, Inc.	6,000	282,720
American Campus Communities, Inc.	13,900	641,624
Apartment Investment & Management Co., Class A	16,000	801,920
AvalonBay Communities, Inc.	5,900	1,198,762
Boston Properties, Inc.	4,900	632,100
Camden Property Trust	9,000	939,510
CareTrust REIT, Inc.	12,400	294,872
Cousins Properties, Inc.	14,600	528,082
CyrusOne, Inc.	4,100	236,652
Duke Realty Corp.	24,400	771,284
Empire State Realty Trust, Inc., Class A	31,400	465,034
Equinix, Inc.	3,100	1,563,299
Equity Residential	4,000	303,680
Extra Space Storage, Inc.	4,800	509,280
Four Corners Property Trust, Inc.	20,400	557,532
HCP, Inc.	26,200	837,876
Highwoods Properties, Inc.	12,700	524,510
Host Hotels & Resorts, Inc.	37,200	677,784
Hudson Pacific Properties, Inc.	16,000	532,320
Invitation Homes, Inc.	35,400	946,242
Liberty Property Trust	9,800	490,392
New Senior Investment Group, Inc.	19,101	128,359
Pebblebrook Hotel Trust	23,600	665,048
Physicians Realty Trust	23,227	405,079
Prologis, Inc.	22,200	1,778,220
Public Storage	5,000	1,190,850
QTS Realty Trust, Inc.	7,400	341,732
Regency Centers Corp.	10,800	720,792
Sabra Health Care REIT, Inc.	17,100	336,699
Simon Property Group, Inc.	8,600	1,373,936
SITE Centers Corp.	24,700	327,028
Spirit Realty Capital, Inc.	17,300	738,018
Ventas, Inc.	14,700	1,004,745
VICI Properties, Inc.	42,000	925,680

	Shares	Value (Note 2)
PUBLIC EQUITY REAL ESTATE SECURITIES (continued)
Welltower, Inc.	7,700	$627,781
TOTAL PUBLIC EQUITY REAL ESTATE SECURITIES (Cost $24,772,168)		25,337,570

SHORT TERM INVESTMENTS (1.02%)
Fidelity Government Portfolio, 2.244%(b) (Cost $374,017)	374,017	374,017
TOTAL SHORT TERM INVESTMENTS (Cost $374,017)		374,017

TOTAL INVESTMENTS (127.32%) (Cost $46,146,185)		$46,813,667
LINE OF CREDIT (-26.89%)		(9,887,890)
Liabilities In Excess Of Other Assets (-0.43%)		(158,098)
NET ASSETS (100.00%)		$36,767,679

(a)	Securities are segregated as collateral for the Line of Credit as of June 30, 2019.
(b)	Money market fund; interest rate reflects seven-day yield as of June 30, 2019.

Common Abbreviations

LP	-	Limited Partnership.
REIT	-	Real Estate Investment Trust.

WRITTEN OPTION CONTRACTS

	Expiration Date	Exercise Price	Contracts	Premiums Received	Notional Value	Value
WRITTEN CALL OPTIONS
AvalonBay Communities, Inc.	08/16/2019	$210.00	(48)	$9,742	$(975,264)	$(10,800)
Boston Properties, Inc.	08/19/2019	149.00	(39)	5,575	(503,100)	(2,492)
Camden Property Trust	08/16/2019	110.00	(36)	2,447	(375,804)	(4,320)
CareTrust REIT, Inc.	08/16/2019	25.00	(99)	2,808	(235,422)	(2,970)
CyrusOne, Inc.	08/16/2019	60.00	(33)	3,563	(190,476)	(4,125)
Duke Realty Corp.	07/22/2019	32.50	(200)	9,392	(632,200)	(9,225)
Equinix, Inc.	08/16/2019	520.00	(25)	23,573	(1,260,725)	(28,625)
Equity Residential	09/23/2019	80.00	(32)	2,540	(242,944)	(2,540)
Extra Space Storage, Inc.	08/19/2019	112.50	(38)	3,912	(403,180)	(2,873)
Four Corners Property Trust, Inc.	09/23/2019	28.50	(163)	5,699	(445,479)	(5,698)
HCP, Inc.	07/19/2019	32.50	(208)	6,856	(665,184)	(6,760)
Host Hotels & Resorts, Inc.	08/16/2019	19.00	(298)	6,842	(542,956)	(7,450)
Hudson Pacific Properties, Inc.	08/16/2019	35.00	(128)	2,939	(425,856)	(2,880)
Pebblebrook Hotel Trust	08/16/2019	30.00	(189)	7,175	(532,602)	(7,560)
Prologis, Inc.	07/22/2019	80.00	(178)	13,520	(1,425,780)	(31,623)
Public Storage	07/22/2019	245.00	(20)	1,959	(476,340)	(2,846)
Public Storage	08/19/2019	250.00	(20)	7,759	(476,340)	(4,941)
Regency Centers Corp.	07/19/2019	70.00	(86)	4,985	(573,964)	(860)
Simon Property Group, Inc.	07/19/2019	170.00	(79)	10,350	(1,262,104)	(1,304)

	Expiration Date	Exercise Price	Contracts	Premiums Received	Notional Value	Value
WRITTEN CALL OPTIONS (continued)
Ventas, Inc.	08/16/2019	$72.50	(21)	$1,322	$(143,535)	$(1,155)
Welltower, Inc.	07/19/2019	82.50	(65)	7,017	(529,945)	(6,663)

TOTAL WRITTEN CALL OPTIONS (Premiums received $139,975)						$(147,710)

Additional information on investments in private real estate securities:

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of June 30, 2019
$4,063,048	CBRE U.S. Core Partners, LP	Quarterly	60	$750,000
2,036,241	Clarion Lion Properties Fund	Quarterly	90
4,057,985	Sentinel Real Estate Fund	Quarterly	N/A*	-
6,000,592	TCM CRE Credit Fund	Quarterly	90	14,000,000
4,944,214	USAA US Government Building Fund	Quarterly	60	-

*	Written notice required for redemption, no minimum timeline required.

See Notes to Quarterly Portfolio of Investments.

Broadstone Real Estate Access Fund

Notes to Quarterly Portfolio of Investments

June 30, 2019 (Unaudited)

Note 1 — ORGANIZATION

The Broadstone Real Estate Access Fund (the “Fund”) was organized as a Delaware statutory trust on May 25, 2018 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares and will offer to make quarterly repurchases of shares at net asset value (“NAV”). The Fund’s investment adviser is Broadstone Asset Management, LLC (the “Adviser”). The Fund’s investment objective is to generate a return comprised of both current income and long-term capital appreciation with low-to-moderate volatility and low correlation to the broader markets.

The Fund currently offers Class W and Class I shares. Class W and Class I shares commenced operations on October 5, 2018 and are offered at NAV. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing shareholder service plan charges. Both classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder servicing plan. The Fund’s income, expenses (other than class specific shareholder servicing fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Use of Estimates – The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at fair value as determined in good faith by the Fund’s Fair Valuation Committee, using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the U.S. Treasury yield curve, and credit quality.

Valuation of Private Real Estate Investment Trusts – The Fund may invest a portion of its assets in Private Real Estate Investment Trusts (each, a “Private REIT”). The Private REITs measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. As of June 30, 2019, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund's assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Private Real Estate Securities(a)	$–	$–	$–	$21,102,080
Public Equity Real Estate Securities	25,337,570	–	–	25,337,570
Short Term Investments	374,017	–	–	374,017
Total	$25,711,587	$–	$–	$46,813,667

Other Financial Instruments
Liabilities
Written Call Options	$(81,151)	$(66,559)	$–	$(147,710)
Total	$(81,151)	$(66,559)	$–	$(147,710)

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

There were no transfers between Level 1, Level 2, and Level 3 during the period ended June 30, 2019. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

For the period ended June 30, 2019, the Fund did not use any unobservable inputs (Level 3) when determining fair value.

Unfunded Commitments – Typically, when the Fund invests in a Private REIT, the Fund makes a commitment to invest a specified amount of capital in the applicable Private REIT. The capital commitment may be drawn by the general partner of the Private REIT either all at once or through a series of capital calls at the discretion of the general partner. Thus, an Unfunded Commitment represents the portion of the Fund’s overall capital commitment to a particular Private REIT that has not yet been called by the general partner of the Private REIT. Unfunded Commitments may subject the Fund to certain risks. For example, the Fund may be required to: liquidate other portfolio investments, potentially at inopportune times, in order to obtain the cash needed to satisfy its obligations with respect to a capital call; borrow under a credit facility which may result in additional expenses to the Fund; or, to the extent a buyer can be identified and subject to the provisions of the limited partnership agreement of the relevant Private REIT, seek to sell/assign the interest subject to the capital call to a third party thereby eliminating the obligation. In addition, should the Fund be unable to satisfy its commitment obligation on a timely basis and default on a called capital commitment, the underlying Private REIT, pursuant to its limited partnership agreement, typically has a number of potential remedies, including, by way of illustration, a reallocation of the Fund's defaulted commitment amount to other limited partners, a reallocation of a portion of the Fund's existing interest to the other limited partners as a penalty for the default, or the general partner of underlying Private REIT could sue the Fund for breach of contract. Fund management recognizes these risks as potentially detrimental to the overall strategy and so has structured its current agreements around capital commitments in such a way so as to mitigate these risks. As of June 30, 2019, the Fund had total Unfunded Commitments in the amount of $14,750,000.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on a specific identification basis.

Industry Concentration – If the Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this industry, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2019, the Fund had 126.3% of the value of its net assets invested within the real estate industry.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Note 3 - DERIVATIVE TRANSACTIONS

The Fund may engage in transactions involving options and futures and other derivative financial instruments. Derivatives can be volatile and involve various types and degrees of risk. By using derivatives, the Fund may be permitted to increase or decrease the level of risk, or change the character of the risk, to which the portfolio is exposed.

A small investment in derivatives could have a substantial impact on the Fund’s performance. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant and rapid changes in the prices for derivatives. If the Fund were to invest in derivatives at an inopportune time, or the Investment Adviser evaluates market conditions incorrectly, the Fund’s derivative investment could negatively impact the Fund’s return, or result in a loss. In addition, the Fund could experience a loss if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

The Fund may purchase call and put options on specific securities or commodities. The Fund may also write and sell covered or uncovered call options for both hedging purposes and to pursue the Fund’s investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated price at any time before the option expires. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or commodity at a stated price at any time before the option expires.

In a covered call option, the Fund owns the underlying security. The sale of such an option exposes the Fund to a potential loss of opportunity to realize appreciation in the market price of the underlying security during the term of the option. Using covered call options might expose the Fund to other risks, such as the Fund might be required to continue holding a security that the Fund might otherwise have sold to protect against depreciation in the market price of the security.

When writing options, the Fund may close its position by purchasing an option on the same security or commodity with the same exercise price and expiration date as the option that it has previously written on the security. If the amount paid to purchase an option is less or more than the amount received from the sale, the Fund will, accordingly, realize a profit or loss. To close out a position as a purchaser of an option, the Fund would liquidate the position by selling the option previously purchased.

The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

Note 4 – LINE OF CREDIT

The Fund has a secured revolving bank line of credit through BNP Paribas Prime Brokerage International, Ltd. (the “Bank”) for the purpose of investment purchases subject to the limitations of the 1940 Act for borrowings.

Borrowings under this arrangement bear interest at the Bank’s 1 month LIBOR plus 1.25 basis points at the time of borrowing. As of June 30, 2019, the Fund had $9,887,890 of outstanding borrowings with an average interest rate of 3.68%.

Note 5 – SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the quarterly report was issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadstone Real Estate Access Fund

By:	/s/ Christopher J. Czarnecki
Christopher J. Czarnecki, Chief Executive Officer
(Principal Executive Officer)
Date:	August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Czarnecki
Christopher J. Czarnecki , Chief Executive Officer
(Principal Executive Officer)
Date:	August 29, 2019

By:	/s/ Ryan M. Albano
Ryan M. Albano, Chief Financial Officer
(Principal Financial Officer)
Date:	August 29, 2019